Significant accounting policies	6 Months Ended
Jun. 30, 2022
Entity [Table]
Significant accounting policies
Basis of preparation
The

consolidated financial statements (the

financial statements) of

UBS Group

AG

and its

subsidiaries (together,
“UBS” or

the

“Group”)

are prepared

in accordance

with International

Financial

Reporting

Standards (IFRS),

as issued
by the International Accounting Standards Board (the

IASB) and are presented

in US dollars

(USD). These interim
financial statements are

prepared in accordance

with IAS 34,
Interim Financial Reporting
.
In preparing

these interim financial statements, the same

accounting policies and methods of

computation have
been applied as

in the UBS Group

AG consolidated

annual financial

statements for

the period

ended 31 December
2021, except for the changes described in this Note.

These interim financial statements are

unaudited and should
be read in conjunction

with UBS Group AG’s

audited consolidated

financial statements

in the Annual Report

2021
and the

“Management report” sections of

this report, including

the disclosure regarding

the sale of

UBS’s
49%
shareholding

in
its
Japanese

real

estate

joint

venture,

Mitsubishi

Corp.
-
UBS

Realty

Inc.
,   in the “Recent
developments” section of

this report. In the opinion of

management, all necessary adjustments have been made
for a fair presentation

of the Group’s financial

position, results of

operations and

cash flows.

Preparation of these

interim financial statements requires management to

make estimates and assumptions

that
affect

the

reported

amounts

of

assets,

liabilities,

income,

expenses

and

disclosures

of

contingent

assets

and
liabilities. These

estimates and

assumptions are

based on the

best available

information. Actual

results in the future
could differ

from such

estimates and

differences

may be

material to

the financial

statements.

Revisions to

estimates,
based on regular reviews, are recognized in

the period in which they

occur. For more information about areas of
estimation

uncertainty that

are

considered

to

require critical

judgment, refer

to

“Note

1a

Material accounting
policies” in the “Consolidated

financial statements”

section of the Annual

Report 2021.